The Company and Significant Accounting Policies: (Details Text) $ in Millions	Jun. 30, 2018 USD ($)
The Company and Significant Accounting Policies: [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
Fair value of equipment	$ 11.7